Prepayments and other current assets, net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments to suppliers	$ 26,255	$ 13,222
Deductible VAT	10,063	5,221
Contract cost assets	6,164	2,724
Others	19,519	15,216
Prepayments and other current assets, net	62,001	36,383
Provision for prepayments and other current assets	$ 0	$ 0